EMERGING MARKETS GROWTH FUND, INC.
       11100 SANTA MONICA BOULEVARD, LOS ANGELES, CALIFORNIA 90025-3384
                               (800)421-0180 X6245

August 30, 1999

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 5th Street, N.W.
Washington, D.C.  20549-1004

Re:  File Nos.  811-04962
                333-74995

Ladies and Gentlemen:

	Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on 8/24/99 of Registrant's Post-Effective Amendment No. 1 under The Securities Act of 1933 and Amendment No. 31 under The Investment Company Act of 1940.

Sincerely,
/s/ Peter C. Kelly
Peter C. Kelly
Vice President

cc:  Robert W. Helm, Esq.
     Michael McDonough, Esq.
       Dechert, Price & Rhodes